UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22445

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST
 (Exact Name of Registrant as Specified in Charter)

100 Limestone Plaza, Fayetteville, New York 13066
 (Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (315) 234-9716

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Gregg Kidd Pinnacle Capital Management, LLC 100 Limestone Fayetteville, NY 13066 (315) 234-9716	John H. Lively The Law Offices of John H. Lively& Associates, Inc. 2041 West 141st Terrace, Suite 119 Leawood, KS 66224 (913) 660-0778

Registrant’s Telephone Number, including Area Code:  315-234-9716

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Pinnacle Capital Management Balanced Fund
Schedule of Investments
January 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 65.21%

Accident & Health Insurance - 2.35%
2,403	Aflac, Inc.	$ 127,503

Air Courier Services - 2.40%
1,283	FedEx Corp.	130,160

Aircraft Engines & Engine Parts - 2.45%
1,523	United Technologies Corp.	133,369

Balls & Roller Bearings - 2.34%
2,376	Timken Co.	127,377

Beverages - 2.06%
2,822	Embotelladora Andina S.A. ADR (Chile)	111,977

Biological Products (No Diagnostic Substances) - 2.68%
2,253	Life Technologies Corp. *	145,747

Breweries - 2.38%
2,568	SABMiller PLC SP ADR	129,145

Communication Services, NEC - 2.08%
2,214	DIRECTV *	113,224

Computer & Office Equipment - 1.99%
533	International Business Machines Corp.	108,236

Computer Peripheral Equipment, NEC - 2.24%
15,215	Xerox Corp.	121,872

Computer Storage Devices - 1.74%
3,835	EMC Corp. *	94,379

Credit Services - 2.33%
2,377	First Cash Financial Services, Inc. *	126,718

Crude Petroleum & Natural Gas - 1.93%
1,249	Apache Corp.	104,616

Electric & Other Electrical Equipment - 2.04%
4,966	General Electric Co.	110,643

Food and Kindred Products - 4.07%
3,010	Mondelez International, Inc.	83,648
3,378	Unilever Plc. ADR	137,451
		221,099
General Industrial Machinery & Equipment, Nec - 2.21%
1,757	Pall Corp.	120,003

Grain Mill Products - 2.27%
2,110	Kellogg Co.	123,435

Grocery Stores - 2.63%
2,999	Companhia Brasileira de Distribuicao Class A (Brazil)	143,172

Meat Products - 2.79%
6,826	Brasil Foods S.A. ADR	151,537

Oil & Gas Refining & Marketing - 4.20%
2,025	Hess Corp.	135,999
2,135	World Fuel Services Corp.	92,040
		228,039
Pharmaceutical Preparations - 4.80%
5,258	Mylan, Inc. *	148,644
2,957	Teva Pharmaceutical Industries Ltd. ADR	112,336
		260,980
Pumps & Pumping Equipment - 3.77%
4,299	ITT Corp.	110,399
3,380	Xylem, Inc.	94,403
		204,802
Semiconductors & Related Devices - 1.80%
4,652	Intel Corp.	97,878

Services-Computer Integrated Systems Design - 1.39%
1,413	Caci International, Inc. Class-A *	75,779

Services-Miscellaneous Amusement & Recreation - 2.39%
2,411	Walt Disney Co.	129,905

Services-Prepackaged Software - 1.88%
1,636	Intuit, Inc.	102,054

TOTAL FOR COMMON STOCK (Cost $3,030,541) - 65.21%		3,543,649

CORPORATE BONDS - 17.24%

Banking - .58%
25,000	Bank of America Corp., 2.50%, 10/08/2013	31,530

Consumer Products-Misc. - 1.31%
60,000	Clorox Co. 5.95% 10/15/2017	71,272

Diversified Banking Inst. - .97%
25,000	JP Morgan Chase & Co. 5.25% 5/1/2015	27,108
25,000	Morgan Stanley 4.08212% 3/1/2020 **	25,435
		52,543
Electric Products-Misc. - 2.33%
108,000	Emerson Electric Co. 5.375% 10/15/2017	126,514

Electric-Integrated - 2.01%
45,000	Empresa Nacional De Electric 8.625% 8/1/2015	51,894
50,000	Public Service Electric & Gas 6.75% 1/1/2016	57,091
		108,985
Finance-Consumer Loans - .87%
42,000	HSBC Finance Corp. 5.60% 2/15/2018	47,034

Finance-Invest Bnkr/Brkr - .95%
50,000	Merrill Lynch & Co. 5.00% 2/3/2014	51,853

Finance-Credit Card - 2.31%
120,000	American Express Credit Co., 2.75%, 09/15/2015	125,398

Retail-Restaurants - .79%
40,000	Yum! Brands Inc. 4.25% 9/15/2015	43,080

Super-Regional Banks US - 1.38%
70,000	Wells Fargo & Co. 5.00% 11/15/2014	74,843

Telephone-Integrated - 2.24%
100,000	Verizon Communications 6.10% 4/15/2018	121,551

Transport-Equipment & Leasing - 1.51%
75,000	Gatx Corp. 8.75% 05/15/2014	82,096

TOTAL FOR CORPORATE BONDS (Cost $917,662) - 17.24%		936,699

EXCHANGE TRADED FUNDS - 7.92%
4,872	SPDR Barclays Capital High Yield Bond	198,875
2,860	Vanguard Short-Term Bond ETF	231,574

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $425,906) - 7.92%		430,449

MUTUAL FUND - 3.76%
20,447	Fidelity Floating Rate High Income Fund	204,063

TOTAL FOR MUTUAL FUND (Cost $200,923) - 3.76%		204,063

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 3.70%
100,000	United States Treasury Notes 0.875% 12/31/2016	100,969
100,000	United States Treasury Notes 0.25% 02/15/2015	99,938
		200,907

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $ 199,703) - 3.70%		200,907

SHORT TERM INVESTMENTS - 2.15%
116,908	Fidelity Institutional Money Market Portfolio 0.17% ** (Cost $116,908)	116,908

TOTAL INVESTMENTS (Cost $4,891,643) - 99.97%		5,432,675

ASSETS LESS LIABILITIES - .03%		1,747

NET ASSETS - 100.00%		$ 5,434,422

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable Rate Security, the coupon rate shown represents the 7 day yield at January 31, 2013.
*** Zero coupon bond reflects effective yield on date of purchase.

NOTES TO FINANCIAL STATEMENTS
Pinnacle Capital Management Balanced Fund
1. SECURITY TRANSACTIONS

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,891,643 amounted to $573,016, which consisted of aggregate gross unrealized appreciation of $647,287 and aggregate gross unrealized depreciation of $74,271.

2. SECURITY VALUATION

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

All investments in securities are recorded at their estimated fair value.  The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

3. FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, open-end funds, and exchange traded funds) are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”) and are categorized in Level

2 or Level 3 within the fair value hierarchy, when appropriate.
Open-end Funds including money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities (including corporate bonds and U.S. government agencies and obligations) that are valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,543,649	$0	$0	$3,543,649
Corporate Bonds	0	936,699	0	936,699
Exchange Traded Funds	430,449	0	0	430,449
Open-Ended Funds	204,063	0	0	204,063
U.S. Government Agencies & Obligations	200,907	0	0	200,907
Cash Equivalents	116,908	0	0	116,908
Total	$4,495,976	$936,699	$0	$5,432,675

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST

By /s/ Joseph Masella

 Joseph Masella

 President

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.